PROPERTY, EQUIPMENT AND OTHER (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 352	$ 470
Additions	406	41
Disposals	(4)	(3)
Depreciation	(107)	(105)
Foreign Exchange	(27)	(51)
Property, plant and equipment at end of period	620	352
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	172	215
Additions	0	0
Disposals	0	0
Depreciation	(10)	(11)
Foreign Exchange	(16)	(32)
Property, plant and equipment at end of period	146	172
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	75	73
Additions	94	41
Disposals	(4)	(3)
Depreciation	(31)	(24)
Foreign Exchange	(8)	(12)
Property, plant and equipment at end of period	126	75
Right to Use Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	105	182
Additions	312	0
Disposals	0	0
Depreciation	(66)	(70)
Foreign Exchange	(3)	(7)
Property, plant and equipment at end of period	$ 348	$ 105